Capital Management - Additional Information (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Sep. 07, 2021 $ / shares shares	Jun. 03, 2021 USD ($) $ / shares shares	Jun. 02, 2021 USD ($) shares	Apr. 14, 2021 $ / shares	Mar. 03, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares		4,411,765
Exercise of options | shares						15,685,000
Par value change per share				$ 1.1211		$ 1.1211
Par value received				$ 1
Share split for shareholders		500-for-1 share split
Market price | $		$ 86,450
Market price per share		$ 21.0
Net issuance of exercised warrants | shares	2,112,676					2,112,676
Exercise of warrants per share	$ 65.14
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of voting rights of holders | Vote						1
Number of shares issued | shares						19,906,000
Proceeds from issuance of shares | $						$ 63,177
Exercise of options | shares			45,000		4,221,000	15,640,000
Share-options exercise | $			$ 98		$ 31,401	$ 31,678
Par value change per share						$ 0.002	$ 0.002
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of voting rights of holders | Vote						5
Par value change per share						$ 0.002	$ 0.002
Par Value of 1 U.S. Dollars
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares exchanged | shares		577,008
Par value of shares exchanged		$ 1
Par Value 0.002 U.S. Dollars
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares exchanged | shares		288,504,000
Par value of shares exchanged		$ 0.002